INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reclassified tax credits from deferred tax (liabilities) to other assets	$ 61
Deferred tax assets	631	$ 516
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	715	425
Operating loss subject to future amortization	83
Deductible temporary differences for which no deferred tax liability is recognised	11,000	10,000
Canada | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	60	41
Canada | Capital losses (Canada)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	33	34
United States | Net operating losses (United States)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	351	291
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	287	74
Foreign countries | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	107	94
Foreign countries | Net operating losses (United States)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	428	351
Certain business combinations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	7
Brookfield Global Real Estate Special Opportunities Inc\
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		200
Business Combinations 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		$ 25
BSREP III
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) through loss of control of subsidiary, deferred tax liability (asset)	$ (7)